UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002
                                                ------------------------

Check here if Amendment [  ]; Amendment Number:
                                                 ------
This amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sirios Capital Management, L.P.
          ------------------------------------------
Address:  75 Park Plaza
          ------------------------------------------
          Boston, MA 02116
          ------------------------------------------

13 File Number:  02805369
                 ---------------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      John F. Brennan, Jr.
           ----------------------------------------
Title:
           ----------------------------------------
Phone:     617-598-5180
           ----------------------------------------
Signature, Place and Date of Signing:

           /s/ John F. Brennan, Jr.     Boston, MA                  05/14/02
           ----------------------    -----------------------     ------------
             [Signature]               [City,State]                [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                  2
                                           ----------

Form 13F Information Table Entry Total:            86
                                           ----------

Form 13F Information Table Value Total:      $720,748
                                         ------------
                                           (Thousands)

List of Other Included Managers:

No.                  13F File Number               Name

 01                  02805365                  Christian A. Felipe
----                 -------------             ------------------------------
 02                  02805371                  John F. Brennan, Jr.
----                 -------------             ------------------------------


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                                                          FORM 13F INFORMATION TABLE

       COLUMN 1                    COLUMN 2      COLUMN 3   COLUMN 4   COLUMN 5        COLUMN 6  COLUMN 7          COLUMN 8
------------------------------  ---------------  ---------  --------  ----------- ---- --------  --------  -----------------------
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------

D ABERCROMBIE & FITCH CO         CL A             002896207     3080   100000 SH       OTHER    1,2          0      X           0

D ADELPHIA COMMUNICATIONS CORP   NOTE 3.250%  5/0 006848BH7      884  1000000 SH       OTHER    1,2          0      X           0

D ADVANCED AUTO PARTS INC        COMMON STOCK     00751Y106    15410   335000 SH       OTHER    1,2          0      X           0

D AK STL HLDG CORP               COMMON STOCK     001547108     1430   100000 SH       OTHER    1,2          0      X           0

D AMC ENTMT INC                  COMMON STOCK     001669100      955    70000 SH       OTHER    1,2          0      X           0

D AMER INTL GROUP INC            COMMON STOCK     026874107    16325   226300 SH       OTHER    1,2          0      X           0

D AMERICA ONLINE INC DEL         NOTE  12/0       02364JAC8     1355  2550000 SH       OTHER    1,2          0      X           0

D AMERISTAR CASINOS INC          COMMON STOCK     03070Q101     6911   251500 SH       OTHER    1,2          0      X           0

D AMKOR TECHNOLOGY INC           COMMON STOCK     031652100     2231   100000 SH       OTHER    1,2          0      X           0

D ANTHEM INC                     COMMON STOCK     03674B104     4318    75000 SH       OTHER    1,2          0      X           0

D ARGOSY GAMING CO               COMMON STOCK     040228108     7338   200000 SH       OTHER    1,2          0      X           0

D AVERY DENNISON CORP            COMMON STOCK     053611109     1788    29300 SH       OTHER    1,2          0      X           0

D BJS WHOLESALE CLUB INC         COMMON STOCK     05548J106     4694   105000 SH       OTHER    1,2          0      X           0

D BLACK & DECKER CORP            COMMON STOCK     091797100     1862    40000 SH       OTHER    1,2          0      X           0

D BLOCKBUSTER INC                CL A             093679108     3051   130000 SH       OTHER    1,2          0      X           0

D BOYD GAMING CORP               COMMON STOCK     103304101     6242   415000 SH       OTHER    1,2          0      X           0

D CABLEVISION SYS CORP           CL A RAINB MED   12686C844     2468   100000 SH       OTHER    1,2          0      X           0

D CANADIAN NATL RY CO            COMMON STOCK     136375102     7669   153500 SH       OTHER    1,2          0      X           0

D LOEWS CORP                     CAROLINA GP STK  540424207     7498   250000 SH       OTHER    1,2          0      X           0

D CENTILLUM COMMUNICATIONS IN    COMMON STOCK     152319109      605    50000 SH       OTHER    1,2          0      X           0

D CHARTER COMMUNICATIONS INC D   NOTE 4.750%  6/0 16117MAC1     1565  2000000 SH       OTHER    1,2          0      X           0

D CHOICE HOTELS INTL INC         COMMON STOCK     169905106     2300    95300 SH       OTHER    1,2          0      X           0

D CHUBB CORP                     COMMON STOCK     171232101     8772   120000 SH       OTHER    1,2          0      X           0

D CITIGROUP INC                  COMMON STOCK     172967101     3219    65000 SH       OTHER    1,2          0      X           0

D COCA COLA CO                   COMMON STOCK     191216100     1045    20000 SH       OTHER    1,2          0      X           0

D COMPUWARE CORP                 COMMON STOCK     205638109     5745   445000 SH       OTHER    1,2          0      X           0

D COX COMMUNICATIONS INC NEW     CL A             224044107     1129    30000 SH       OTHER    1,2          0      X           0

D COX RADIO INC                  CL A             224051102     2053    72300 SH       OTHER    1,2          0      X           0

D CVS CORP                       COMMON STOCK     126650100     7896   230000 SH       OTHER    1,2          0      X           0

D DISNEY WALT CO                 COM DISNEY       254687106     2885   125000 SH       OTHER    1,2          0      X           0

D DOLLAR GEN CORP                COMMON STOCK     256669102     1465    90000 SH       OTHER    1,2          0      X           0

D ECHOSTAR COMMUNICATIONS NEW    CL A             278762109     1416    50000 SH       OTHER    1,2          0      X           0

D EMMIS COMMUNICATIONS CORP      CL A             291525103     2006    75000 SH       OTHER    1,2          0      X           0

D EXXON MOBIL CORP               COMMON STOCK     30231G102     8766   200000 SH       OTHER    1,2          0      X           0
D FLEMING COS INC                NOTE 5.250%  3/1 339130AR7      475   500000 SH       OTHER    1,2          0      X           0

D FOOT LOCKER INC                COMMON STOCK     344849104     9223   570000 SH       OTHER    1,2          0      X           0

D FEDERAL HOME LN MTG CORP       COMMON STOCK     313400301    64669  1020500 SH       OTHER    1,2          0      X           0

D GAP INC DEL                    COMMON STOCK     364760108     5640   375000 SH       OTHER    1,2          0      X           0

D GENERAL MLS INC                COMMON STOCK     370334104    10503   215000 SH       OTHER    1,2          0      X           0

D GOLDEN WEST FINL CORP DEL      COMMON STOCK     381317106     6350   100000 SH       OTHER    1,2          0      X           0

D GUIDANT CORP                   COMMON STOCK     401698105     6065   140000 SH       OTHER    1,2          0      X           0

D HARRAHS ENTMT INC              COMMON STOCK     413619107     1770    40000 SH       OTHER    1,2          0      X           0

D HCA INC                        COMMON STOCK     404119109     7714   175000 SH       OTHER    1,2          0      X           0

D HEALTHSOUTH CORP               COMMON STOCK     421924101     7821   545000 SH       OTHER    1,2          0      X           0

D HOLLYWOOD CASINO CORP          CL A             436132203    15992   969800 SH       OTHER    1,2          0      X           0

D HOLLYWOOD ENTMT CORP           COMMON STOCK     436141105    16716   995000 SH       OTHER    1,2          0      X           0

D ICN PHARMACEUTICALS INC NEW    COMMON STOCK     448924100    15875   500000 SH       OTHER    1,2          0      X           0

D KB HOME                        COMMON STOCK     48666K109     3689    85000 SH       OTHER    1,2          0      X           0

D KIMBERLY CLARK CORP            COMMON STOCK     494368103     7112   110000 SH       OTHER    1,2          0      X           0

D KROGER CO                      COMMON STOCK     501044101     8421   380000 SH       OTHER    1,2          0      X           0

D LEHMAN BROS HLDGS INC          COMMON STOCK     524908100     2586    40000 SH       OTHER    1,2          0      X           0

D LENNAR CORP                    DBCV  7/2        526057AA2     1065  1500000 SH       OTHER    1,2          0      X           0

D LIFEPOINT HOSPITALS INC        COMMON STOCK     53219L109     5544   150000 SH       OTHER    1,2          0      X           0

D LINENS N THINGS INC            COMMON STOCK     535679104    17249   565000 SH       OTHER    1,2          0      X           0
D LOWES COS INC                  COMMON STOCK     548661107     1305    30000 SH       OTHER    1,2          0      X           0

D MARTHA STEWART LIVING OMNIME   CL A             573083102     1074    60000 SH       OTHER    1,2          0      X           0

D MBNA CORP                      COMMON STOCK     55262L100     5786   150000 SH       OTHER    1,2          0      X           0

D MICROSOFT CORP                 COMMON STOCK     594918104     1809    30000 SH       OTHER    1,2          0      X           0

D MORGAN STANLEY DEAN WITTER & C COMMON STOCK NEW 617446448     2866    50000 SH       OTHER    1,2          0      X           0

D MULTIMEDIA GAMES INC           COMMON STOCK     625453105     5073   143500 SH       OTHER    1,2          0      X           0

D NASDAQ-100 TR                  UNIT SER 1       631100104      272     7550 SH       OTHER    1,2          0      X           0

D NEXTEL COMMUNICATIONS INC      NOTE 5.25%  1/1  65332VAY9      500  1000000 SH       OTHER    1,2          0      X           0

D NORFOLK SOUTHERN CORP          COMMON STOCK     655844108     1197    50000 SH       OTHER    1,2          0      X           0

D NUCOR CORP                     COMMON STOCK     670346105      642    10000 SH       OTHER    1,2          0      X           0

D O2MICRO INTERNATIONAL LIMITE   ORD              G6797E106     1747   100000 SH       OTHER    1,2          0      X           0

D OAK TECHNOLOGY INC             COMMON STOCK     671802106      454    30500 SH       OTHER    1,2          0      X           0

D OFFICE DEPOT INC               COMMON STOCK     676220106    13697   690000 SH       OTHER    1,2          0      X           0

D PENNEY J C  INC                COMMON STOCK     708160106    17189   830000 SH       OTHER    1,2          0      X           0

D PFIZER INC                     COMMON STOCK     717081103    10134   255000 SH       OTHER    1,2          0      X           0

D PHARMACEUTICAL RES INC         COMMON STOCK     717125108     3939   185900 SH       OTHER    1,2          0      X           0

D RAYTHEON CO                    COMMON STOCK NEW 755111507     3079    75000 SH       OTHER    1,2          0      X           0

D ROSS STORES INC                COMMON STOCK     778296103     1135    30000 SH       OTHER    1,2          0      X           0

D SCHERING PLOUGH CORP           COMMON STOCK     806605101    82006  2620000 SH       OTHER    1,2          0      X           0

D SCRIPPS E W CO OHIO            CL A             811054204    15209   185200 SH       OTHER    1,2          0      X           0
D SOLECTRON CORP                 NOTE  5/0        834182AK3      561  1000000 SH       OTHER    1,2          0      X           0

D SPRINT CORP                    COM FON GROUP    852061100      153    10000 SH       OTHER    1,2          0      X           0

D TJX COS INC NEW                COMMON STOCK     872540109     7202   180000 SH       OTHER    1,2          0      X           0

D TRITON PCS HLDGS INC           CL A             89677M106    17703  1737300 SH       OTHER    1,2          0      X           0

D TYCO INTL LTD NEW              COMMON STOCK     902124106    14544   450000 SH       OTHER    1,2          0      X           0

D VIACOM INC                     CL B             925524308    21812   450950 SH       OTHER    1,2          0      X           0

D VIGNETTE CORP                  COMMON STOCK     926734104      533   155000 SH       OTHER    1,2          0      X           0

D WELLPOINT HEALTH NETWORK NEW   COMMON STOCK     94973H108     6049    95000 SH       OTHER    1,2          0      X           0

D WELLS FARGO & CO NEW           COMMON STOCK     949746101     3458    70000 SH       OTHER    1,2          0      X           0

D WESTERN WIRELESS CORP          CL A             95988E204    62273  7125000 SH       OTHER    1,2          0      X           0

D WESTWOOD ONE INC               COMMON STOCK     961815107    16824   438700 SH       OTHER    1,2          0      X           0

D ZIMMER HLDGS INC               COMMON STOCK     98956P102    39668  1165000 SH       OTHER    1,2          0      X           0


S REPORT SUMMARY                 86 DATA RECORDS              720748        2 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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